Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statements of VIEs
	As of December 31,
	2019	2020

Total assets	$79,710	$143,356
Total liabilities	$17,454	$37,095

	For the Years Ended December 31,
	2019	2020

Total revenues	$65,777	$123,763
Net income	$26,403	$37,649

Net cash provided by operating activities	$26,092	$8,731
Net cash used in investing activities	$(15,318)	$(4,418)
Net cash (used in) provided by financing activities	$(6,224)	$5,358